WARRANT LIABILITY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Weighted Average Remaining Contractual Life (years)	1 year 5 months 23 days		1 year 8 months 23 days
Realized Loss On The Exercise Of Warrants		$ 1,005
Warrants Exercised	912,562
Issuance Of Common Shares	912,562